Current and Deferred Income Tax (Details 2) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Deferred income tax asset	$ 4,852,000,000	$ 5,536,000,000
Subtotal deferred income tax liabilities	53,223,000,000	41,221,000,000
Deferred income tax, net	(48,371,000,000)	(35,685,000,000)	$ (28,055,000,000)
Recovered After More Than Twelve Months [Member]
Statement [Line Items]
Deferred income tax asset	1,024,000,000	4,443,000,000
Subtotal deferred income tax liabilities	52,720,000,000	39,589,000,000
Recovered With In Twelve Months [Member]
Statement [Line Items]
Deferred income tax asset	3,828,000,000	1,093,000,000
Subtotal deferred income tax liabilities	$ 503,000,000	$ 1,632,000,000